                                OPPENHEIMER LIMITED TERM GOVERNMENT FUND
                                      Supplement dated March 18, 2002 to the
                                         Prospectus dated January 28, 2002

The Prospectus is changed as follows:

1.       The section captioned "How the Fund is Managed - Portfolio Managers" on page 12 is deleted in its entirety and replaced with the following:

Portfolio Managers.  Effective March 18, 2002, the fund is managed by a team of portfolio managers from the
Manager's fixed-income department.

March 18, 2002                                                                            PS0855.029